Schedule of Investments (unaudited) November 30, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.3%
Arconic Inc.	49,186	$1,522,799
TransDigm Group Inc.	5,964	3,382,184

		4,904,983

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	16,657	1,280,090
Expeditors International of Washington Inc.	21,196	1,584,613
United Parcel Service Inc., Class B	86,700	10,380,591

		13,245,294

Airlines — 0.1%
Delta Air Lines Inc.	20,181	1,156,573
Southwest Airlines Co.	16,828	969,966

		2,126,539

Auto Components — 0.2%
Aptiv PLC	31,807	2,986,041
BorgWarner Inc.	25,639	1,078,120

		4,064,161

Automobiles — 0.4%
Harley-Davidson Inc.	19,392	705,481
Tesla Inc.(a)(b)	16,680	5,503,399

		6,208,880

Banks — 3.0%
BB&T Corp.	95,120	5,204,966
Citizens Financial Group Inc.	55,505	2,134,722
Comerica Inc.	18,739	1,319,413
East West Bancorp. Inc.	17,765	813,992
Fifth Third Bancorp	90,217	2,723,651
First Republic Bank/CA	20,800	2,285,920
Huntington Bancshares Inc./OH	127,892	1,904,312
KeyCorp.	124,560	2,415,218
M&T Bank Corp.	15,843	2,609,976
People’s United Financial Inc.	55,058	908,457
PNC Financial Services Group Inc. (The)	55,282	8,469,755
Regions Financial Corp.	123,336	2,052,311
Signature Bank/New York NY	6,854	845,510
SunTrust Banks Inc.	55,116	3,904,418
SVB Financial Group(a)	6,375	1,477,279
U.S. Bancorp	185,865	11,157,476
Zions Bancorp. N.A.	21,970	1,093,667

		51,321,043

Beverages — 3.0%
Coca-Cola Co. (The)	504,336	26,931,543
PepsiCo Inc.	173,587	23,578,322

		50,509,865

Biotechnology — 3.5%
AbbVie Inc.	183,558	16,103,543
Amgen Inc.	74,458	17,476,782
Biogen Inc.(a)	22,902	6,866,249
BioMarin Pharmaceutical Inc.(a)	22,281	1,798,299
Gilead Sciences Inc.	157,236	10,572,549
Vertex Pharmaceuticals Inc.(a)	31,911	7,076,264

		59,893,686

Building Products — 0.6%
Allegion PLC	11,467	1,376,384
Fortune Brands Home & Security Inc.	17,367	1,098,637
Johnson Controls International PLC	98,789	4,231,133
Lennox International Inc.	4,361	1,115,762

Security	Shares	Value

Building Products (continued)
Masco Corp.	35,713	$1,662,440
Owens Corning	13,507	905,779

		10,390,135

Capital Markets — 4.3%
Ameriprise Financial Inc.	16,395	2,686,649
Bank of New York Mellon Corp. (The)	105,108	5,147,139
BlackRock Inc.(c)	14,393	7,123,240
Cboe Global Markets Inc.	13,865	1,648,548
Charles Schwab Corp. (The)	146,546	7,254,027
CME Group Inc.	44,458	9,012,970
E*TRADE Financial Corp.	29,902	1,324,659
FactSet Research Systems Inc.	4,750	1,233,338
Franklin Resources Inc.	37,120	1,020,429
Intercontinental Exchange Inc.	69,579	6,552,254
Invesco Ltd.	48,933	859,263
KKR & Co. Inc., Class A, NVS	60,967	1,797,917
Moody’s Corp.	21,141	4,792,030
Nasdaq Inc.	14,313	1,500,002
Northern Trust Corp.	25,243	2,707,059
Raymond James Financial Inc.	15,546	1,396,342
S&P Global Inc.	30,579	8,092,732
State Street Corp.	46,257	3,473,901
T Rowe Price Group Inc.	29,246	3,613,636
TD Ameritrade Holding Corp.	34,005	1,762,479

		72,998,614

Chemicals — 2.1%
Axalta Coating Systems Ltd.(a)	25,802	734,583
Celanese Corp.	15,363	1,929,132
Ecolab Inc.	32,154	6,002,187
International Flavors & Fragrances Inc.	12,593	1,778,509
Linde PLC	67,118	13,840,403
Mosaic Co. (The)	45,511	866,985
PPG Industries Inc.	29,336	3,779,650
Sherwin-Williams Co. (The)	10,309	6,011,487

		34,942,936

Commercial Services & Supplies — 0.5%
Copart Inc.(a)	25,600	2,278,400
Waste Management Inc.	52,669	5,946,857

		8,225,257

Communications Equipment — 0.2%
Motorola Solutions Inc.	20,554	3,438,684

Consumer Finance — 0.9%
Ally Financial Inc.	48,841	1,555,097
American Express Co.	87,555	10,517,107
Discover Financial Services	39,519	3,353,978

		15,426,182

Containers & Packaging — 0.4%
Avery Dennison Corp.	10,453	1,362,758
Ball Corp.	39,159	2,586,843
International Paper Co.	46,143	2,138,267

		6,087,868

Distributors — 0.2%
Genuine Parts Co.	18,135	1,892,750
LKQ Corp.(a)	38,389	1,354,364

		3,247,114

Diversified Financial Services — 0.1%
AXA Equitable Holdings Inc.	52,199	1,291,404

1

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Financial Services (continued)
Voya Financial Inc.	17,658	$1,029,108

		2,320,512

Diversified Telecommunication Services — 1.9%
CenturyLink Inc.	121,879	1,766,027
Verizon Communications Inc.	513,498	30,933,119

		32,699,146

Electric Utilities — 1.3%
Alliant Energy Corp.	29,488	1,562,864
Edison International	44,457	3,071,979
Eversource Energy	40,174	3,319,979
Pinnacle West Capital Corp.	13,942	1,218,392
Southern Co. (The)	129,768	8,044,318
Xcel Energy Inc.	63,939	3,931,609

		21,149,141

Electrical Equipment — 0.6%
Acuity Brands Inc.	4,864	636,114
Eaton Corp. PLC	52,146	4,823,505
Rockwell Automation Inc.	14,511	2,841,834
Sensata Technologies Holding PLC(a)	20,033	1,031,499

		9,332,952

Electronic Equipment, Instruments & Components — 0.5%
Keysight Technologies Inc.(a)	23,316	2,495,511
TE Connectivity Ltd.	41,708	3,866,749
Trimble Inc.(a)	31,260	1,266,968

		7,629,228

Energy Equipment & Services — 0.6%
Baker Hughes Co.	78,388	1,757,459
National Oilwell Varco Inc.(b)	47,910	1,080,371
Schlumberger Ltd.	171,704	6,215,685
TechnipFMC PLC	52,660	992,114

		10,045,629

Entertainment — 2.2%
Electronic Arts Inc.(a)	36,590	3,695,956
Walt Disney Co. (The)	223,646	33,900,261

		37,596,217

Equity Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities Inc.	14,082	2,288,607
American Tower Corp.	54,960	11,763,089
Boston Properties Inc.	19,190	2,658,583
Camden Property Trust	12,020	1,340,831
Duke Realty Corp.	44,874	1,578,667
Equinix Inc.	10,530	5,968,931
Federal Realty Investment Trust	9,306	1,229,044
Healthpeak Properties Inc.	60,971	2,126,669
Host Hotels & Resorts Inc.	90,445	1,581,883
Iron Mountain Inc.	35,645	1,144,917
Liberty Property Trust	19,420	1,196,660
Prologis Inc.	78,357	7,173,583
SBA Communications Corp.	14,043	3,320,748
UDR Inc.	36,355	1,746,858
Welltower Inc.	50,313	4,254,970
Weyerhaeuser Co.	92,485	2,729,232

		52,103,272

Food Products — 0.7%
Bunge Ltd.	17,575	938,153
Campbell Soup Co.	20,564	957,665
General Mills Inc.	74,924	3,994,948
Hormel Foods Corp.	36,452	1,623,208

Security	Shares	Value

Food Products (continued)
Kellogg Co.	31,718	$2,065,476
McCormick & Co. Inc./MD, NVS	15,276	2,585,463

		12,164,913

Health Care Equipment & Supplies — 1.9%
Align Technology Inc.(a)	9,420	2,612,543
Becton Dickinson and Co.	33,517	8,664,144
Dentsply Sirona Inc.	27,835	1,573,791
DexCom Inc.(a)	11,321	2,573,376
Edwards Lifesciences Corp.(a)	25,820	6,324,351
Hologic Inc.(a)	33,186	1,703,105
IDEXX Laboratories Inc.(a)	10,688	2,688,887
ResMed Inc.	17,838	2,668,565
Steris PLC	10,514	1,589,086
Varian Medical Systems Inc.(a)	11,305	1,511,818

		31,909,666

Health Care Providers & Services — 1.9%
AmerisourceBergen Corp.	19,243	1,691,652
Cardinal Health Inc.	37,013	2,036,825
Centene Corp.(a)(b)	51,350	3,105,135
Cigna Corp.(a)	46,881	9,372,450
HCA Healthcare Inc.	33,867	4,695,998
Henry Schein Inc.(a)	18,340	1,263,626
Humana Inc.	16,771	5,722,768
Laboratory Corp. of America Holdings(a)	12,129	2,089,706
Quest Diagnostics Inc.	16,720	1,781,516

		31,759,676

Health Care Technology — 0.2%
Cerner Corp.	39,726	2,843,984

Hotels, Restaurants & Leisure — 2.6%
Aramark	30,654	1,337,741
Darden Restaurants Inc.	15,247	1,805,855
Domino’s Pizza Inc.	4,864	1,431,475
Hilton Worldwide Holdings Inc.	33,763	3,545,115
McDonald’s Corp.	94,288	18,337,130
Norwegian Cruise Line Holdings Ltd.(a)	26,767	1,435,782
Royal Caribbean Cruises Ltd.	22,114	2,654,122
Starbucks Corp.	148,614	12,696,094
Vail Resorts Inc.	4,991	1,211,166

		44,454,480

Household Durables — 0.4%
Garmin Ltd.	16,520	1,613,839
Mohawk Industries Inc.(a)	7,515	1,047,366
Newell Brands Inc.	49,938	959,808
NVR Inc.(a)	432	1,638,096
Whirlpool Corp.	7,887	1,128,630

		6,387,739

Household Products — 3.1%
Clorox Co. (The)	15,546	2,304,383
Colgate-Palmolive Co.	101,198	6,863,248
Kimberly-Clark Corp.	42,732	5,826,081
Procter & Gamble Co. (The)	310,711	37,925,385

		52,919,097

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	82,418	1,558,524

Industrial Conglomerates — 1.0%
3M Co.	71,422	12,125,313

2

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	12,912	$4,653,097

		16,778,410

Insurance — 3.8%
Allstate Corp. (The)	40,870	4,550,875
American Financial Group Inc./OH	9,491	1,041,258
American International Group Inc.	108,002	5,687,385
Aon PLC	29,337	5,973,307
Arch Capital Group Ltd.(a)	50,281	2,110,294
Arthur J Gallagher & Co.	23,101	2,154,630
Assurant Inc.	7,491	995,329
Chubb Ltd.	56,584	8,571,344
Erie Indemnity Co., Class A, NVS	3,090	523,137
Hartford Financial Services Group Inc. (The)	44,891	2,776,957
Lincoln National Corp.	24,849	1,467,334
Loews Corp.	33,500	1,705,150
Marsh & McLennan Companies Inc.	62,862	6,793,496
Principal Financial Group Inc.	34,612	1,907,121
Progressive Corp. (The)	72,585	5,302,334
Prudential Financial Inc.	49,910	4,672,574
Reinsurance Group of America Inc.	7,791	1,289,099
Travelers Companies Inc. (The)	32,328	4,419,884
Willis Towers Watson PLC	16,015	3,145,987

		65,087,495

Interactive Media & Services — 5.9%
Alphabet Inc., Class A(a)	37,188	48,496,499
Alphabet Inc., Class C, NVS(a)	38,811	50,646,802
TripAdvisor Inc.	12,982	368,689

		99,511,990

Internet & Direct Marketing Retail — 0.9%
Booking Holdings Inc.(a)	5,282	10,057,087
Expedia Group Inc.	17,399	1,768,782
MercadoLibre Inc.(a)	5,555	3,225,122

		15,050,991

IT Services — 6.5%
Accenture PLC, Class A	79,103	15,912,360
Cognizant Technology Solutions Corp., Class A	68,569	4,395,959
International Business Machines Corp.	109,984	14,787,349
Jack Henry & Associates Inc.	9,559	1,452,394
Mastercard Inc., Class A	112,087	32,755,184
Visa Inc., Class A	214,412	39,561,158
Western Union Co. (The)	52,580	1,413,350

		110,277,754

Leisure Products — 0.1%
Hasbro Inc.	15,972	1,624,352

Life Sciences Tools & Services — 0.6%
Agilent Technologies Inc.	38,588	3,116,753
IQVIA Holdings Inc.(a)	20,778	3,033,172
Mettler-Toledo International Inc.(a)	3,039	2,186,287
Waters Corp.(a)	8,289	1,840,738

		10,176,950

Machinery — 2.9%
Caterpillar Inc.	69,815	10,104,325
Cummins Inc.	18,610	3,403,025
Deere & Co.	37,139	6,241,209
Dover Corp.	18,056	2,012,883
Flowserve Corp.	16,011	779,736
IDEX Corp.	9,417	1,532,522
Illinois Tool Works Inc.	40,161	7,001,267

Security	Shares	Value

Machinery (continued)
Ingersoll-Rand PLC	29,992	$3,932,251
PACCAR Inc.	43,003	3,499,154
Parker-Hannifin Corp.	15,947	3,170,104
Pentair PLC	20,033	888,463
Snap-on Inc.	6,771	1,086,475
Stanley Black & Decker Inc.	18,839	2,971,664
WABCO Holdings Inc.(a)	6,328	852,698
Xylem Inc./NY	22,351	1,732,426

		49,208,202

Media — 0.4%
Discovery Inc., Class A(a)(b)	19,270	634,754
Discovery Inc., Class C, NVS(a)	46,315	1,413,534
Liberty Broadband Corp., Class C, NVS(a)(b)	13,272	1,585,871
Liberty Global PLC, Class A(a)(b)	19,875	448,181
Liberty Global PLC, Class C, NVS(a)	51,631	1,110,067
Omnicom Group Inc.	26,878	2,136,263

		7,328,670

Metals & Mining — 0.4%
Newmont Goldcorp Corp.	101,792	3,908,813
Nucor Corp.	37,637	2,121,221

		6,030,034

Multi-Utilities — 1.8%
CMS Energy Corp.	35,232	2,159,722
Consolidated Edison Inc.	41,236	3,582,996
Dominion Energy Inc.	102,040	8,480,544
DTE Energy Co.	22,757	2,843,260
NiSource Inc.	46,352	1,226,010
Public Service Enterprise Group Inc.	62,778	3,723,363
Sempra Energy	34,087	5,019,993
WEC Energy Group Inc.	39,163	3,471,800

		30,507,688

Multiline Retail — 0.1%
Kohl’s Corp.	20,033	941,751
Nordstrom Inc.	13,148	501,859

		1,443,610

Oil, Gas & Consumable Fuels — 3.2%
Apache Corp.	46,677	1,039,963
Cheniere Energy Inc.(a)(b)	28,692	1,737,014
ConocoPhillips	137,967	8,269,742
Devon Energy Corp.	50,449	1,104,329
Hess Corp.	34,023	2,112,488
HollyFrontier Corp.	19,780	1,019,659
Kinder Morgan Inc./DE	252,952	4,960,389
Marathon Oil Corp.	100,167	1,166,945
Marathon Petroleum Corp.	81,733	4,956,289
Noble Energy Inc.	59,309	1,231,255
Occidental Petroleum Corp.	111,052	4,283,276
ONEOK Inc.	51,270	3,642,733
Phillips 66	55,689	6,388,642
Pioneer Natural Resources Co.	20,751	2,652,808
Targa Resources Corp.	28,899	1,055,680
Valero Energy Corp.	51,449	4,912,865
Williams Companies Inc. (The)	150,476	3,418,815

		53,952,892

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	27,465	5,368,584

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	291,077	16,573,924

3

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Leaders ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC(a)	7,029	$1,062,223
Johnson & Johnson	327,664	45,050,523
Merck & Co. Inc.	317,880	27,712,779
Perrigo Co. PLC	15,770	807,897
Zoetis Inc.	59,290	7,145,631

		98,352,977

Professional Services — 0.3%
IHS Markit Ltd.(a)	47,308	3,436,926
ManpowerGroup Inc.	7,373	683,035
Nielsen Holdings PLC	44,158	863,289
Robert Half International Inc.	14,423	839,418

		5,822,668

Real Estate Management & Development — 0.2%
CBRE Group Inc., Class A(a)	39,671	2,262,040
Jones Lang LaSalle Inc.	6,396	1,063,847

		3,325,887

Road & Rail — 1.8%
AMERCO	1,118	404,962
CSX Corp.	94,144	6,735,062
Kansas City Southern	12,341	1,881,015
Norfolk Southern Corp.	32,703	6,328,031
Union Pacific Corp.	87,470	15,393,845

		30,742,915

Semiconductors & Semiconductor Equipment — 4.4%
Applied Materials Inc.	114,690	6,640,551
Intel Corp.	550,007	31,927,906
Lam Research Corp.	17,946	4,788,531
Marvell Technology Group Ltd.	77,962	2,055,858
NVIDIA Corp.	71,829	15,568,218
Texas Instruments Inc.	115,913	13,933,902

		74,914,966

Software — 11.3%
Adobe Inc.(a)	60,270	18,655,373
Autodesk Inc.(a)	27,267	4,932,600
Cadence Design Systems Inc.(a)	34,783	2,443,506
Citrix Systems Inc.	16,252	1,833,388
Intuit Inc.	32,290	8,359,558
Microsoft Corp.	900,567	136,327,833
salesforce.com Inc.(a)	103,438	16,849,016
VMware Inc., Class A	10,168	1,582,344

		190,983,618

Specialty Retail — 3.9%
Advance Auto Parts Inc.	8,770	1,377,592
Best Buy Co. Inc.	29,839	2,406,217
CarMax Inc.(a)	20,558	1,999,471
Gap Inc. (The)	27,725	460,512
Home Depot Inc. (The)	135,968	29,982,304
Lowe’s Companies Inc.	96,346	11,302,349
Ross Stores Inc.	45,280	5,259,272
Tiffany & Co.	13,498	1,806,033
TJX Companies Inc. (The)	150,094	9,175,246
Tractor Supply Co.	14,766	1,394,501

Security	Shares	Value

Specialty Retail (continued)
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,941	$1,623,222

		66,786,719

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	19,583	949,580
Hewlett Packard Enterprise Co.	163,479	2,587,872
HP Inc.	183,885	3,692,411

		7,229,863

Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.(a)	18,818	698,901
Hanesbrands Inc.	43,902	661,603
Lululemon Athletica Inc.(a)	13,748	3,102,786
NIKE Inc., Class B	155,424	14,530,590
PVH Corp.(b)	9,207	892,711
Tapestry Inc.	35,212	946,851
Under Armour Inc., Class A(a)	22,597	426,857
Under Armour Inc., Class C, NVS(a)	23,715	410,269
VF Corp.	42,019	3,720,362

		25,390,930

Trading Companies & Distributors — 0.3%
Fastenal Co.	71,192	2,528,740
United Rentals Inc.(a)	9,615	1,471,575
WW Grainger Inc.	5,764	1,826,900

		5,827,215

Water Utilities — 0.2%
American Water Works Co. Inc.	22,428	2,714,461

Total Common Stocks — 99.7% (Cost: $1,536,200,671)		1,688,345,258

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(c)(d)(e)	12,779,149	12,784,261
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(c)(d)	5,009,000	5,009,000

		17,793,261

Total Short-Term Investments — 1.1% (Cost: $17,794,251)		17,793,261

Total Investments in Securities — 100.8% (Cost: $1,553,994,922)		1,706,138,519

Other Assets, Less Liabilities — (0.8)%		(12,868,821)

Net Assets — 100.0%		$1,693,269,698

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

4

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® ESG MSCI USA Leaders ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased		Shares Sold	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	484,177	12,294,972	(a)	—	12,779,149	$12,784,261	$11,004	(b)	$(128)	$(942)
BlackRock Cash Funds: Treasury, SL Agency Shares	2,641,000	2,368,000	(a)	—	5,009,000	5,009,000	15,757		—	—
BlackRock Inc	14,048	529		(184)	14,393	7,123,240	46,358		(333)	1,010,715

						$24,916,501	$73,119		$(461)	$1,009,773

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	30	12/20/19	$4,716	$148,484

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,688,345,258	$—	$—	$1,688,345,258
Money Market Funds	17,793,261	—	—	17,793,261

	$1,706,138,519	$—	$—	$1,706,138,519

Derivative financial instruments(a)
Assets
Futures Contracts	$148,484	$—	$—	$148,484

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

5